Dividends - Summary of Dividends Declared by Board of directors (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Jul. 29, 2014 Declaration Date, July 29, 2014 [Member]	Sep. 30, 2014 Declaration Date, July 29, 2014 [Member]	Jul. 29, 2014 Declaration Date, July 29, 2014 [Member]	Apr. 30, 2014 Declaration Date, April 30, 2014 [Member]	Sep. 30, 2014 Declaration Date, April 30, 2014 [Member]	Apr. 30, 2014 Declaration Date, April 30, 2014 [Member]	Jan. 29, 2014 Declaration Date, January 29, 2014 [Member]	Sep. 30, 2014 Declaration Date, January 29, 2014 [Member]	Jan. 29, 2014 Declaration Date, January 29, 2014 [Member]	Nov. 05, 2013 Declaration Date, November 5, 2013 [Member]	Sep. 30, 2014 Declaration Date, November 5, 2013 [Member]	Nov. 05, 2013 Declaration Date, November 5, 2013 [Member]	Jul. 31, 2013 Declaration Date, July 31, 2013 [Member]	Sep. 30, 2014 Declaration Date, July 31, 2013 [Member]	Jul. 31, 2013 Declaration Date, July 31, 2013 [Member]	Apr. 30, 2013 Declaration Date, April 30, 2013 [Member]	Sep. 30, 2014 Declaration Date, April 30, 2013 [Member]	Apr. 30, 2013 Declaration Date, April 30, 2013 [Member]	Jan. 30, 2013 Declaration Date, January 30, 2013 [Member]	Sep. 30, 2014 Declaration Date, January 30, 2013 [Member]	Jan. 30, 2013 Declaration Date, January 30, 2013 [Member]	Nov. 06, 2012 Declaration Date, November 6, 2012 [Member]	Sep. 30, 2014 Declaration Date, November 6, 2012 [Member]	Nov. 06, 2012 Declaration Date, November 6, 2012 [Member]	Aug. 01, 2012 Declaration Date, August 1, 2012 [Member]	Sep. 30, 2014 Declaration Date, August 1, 2012 [Member]	Aug. 01, 2012 Declaration Date, August 1, 2012 [Member]
Dividends Payable [Line Items]
Declaration Date					Jul. 29, 2014			Apr. 30, 2014			Jan. 29, 2014			Nov. 05, 2013			Jul. 31, 2013			Apr. 30, 2013			Jan. 30, 2013			Nov. 06, 2012			Aug. 01, 2012
Record Date					Sep. 30, 2014			Jun. 30, 2014			Mar. 31, 2014			Dec. 31, 2013			Sep. 30, 2013			Jun. 28, 2013			Mar. 28, 2013			Dec. 31, 2012			Sep. 28, 2012
Payment Date					Oct. 17, 2014			Jul. 18, 2014			Apr. 17, 2014			Jan. 17, 2014			Oct. 18, 2013			Jul. 19, 2013			Apr. 19, 2013			Jan. 18, 2013			Oct. 19, 2012
Dividends Per Ordinary Share	$ 0.595	$ 0.520	$ 0.130	$ 0.155			$ 0.155			$ 0.155			$ 0.130			$ 0.130			$ 0.130			$ 0.130			$ 0.130			$ 0.130
Total Amount						$ 24,291			$ 24,576			$ 24,799			$ 20,752			$ 20,812			$ 20,929			$ 20,927			$ 21,032			$ 21,120